Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Non-Controlling Interests
Schedule of details of non-controlling interests and movement

		Thousands of Euros
				Business
				combinations /
		Balance at		Perimeter	Other	Translation	Balance at
	Reference	31/12/2021	Additions	additions	movements	differences	31/12/2022
Grifols (Thailand) Pte Ltd		4,417	282	—	(23)	103	4,779
Grifols Malaysia Sdn Bhd		3,059	593	—	—	11	3,663
Araclon Biotech, S.A.		240	(833)	—	—	—	(593)
VCN Bioscience, S.L		97	0	—	(97)	—	0
Kiro Grifols, S.L.		284	(312)	—	3	—	(25)
Haema AG		233,542	(4,858)	—	—	—	228,684
BPC Plasma, Inc		305,276	30,086	—	—	19,140	354,502
Grifols Diagnostics Solutions Inc.		1,234,850	46,719	—	111	71,994	1,353,674
Plasmavita Healthcare		11,724	(1,590)	—	—	—	10,134
Haema Plasma Kft		—	(4,074)	17,080	—	(1,067)	11,939
G Pyrenees Research Cntr		—	(7)	1	—	—	(6)
Albimmune SL		—	(742)	1	—	—	(741)
Biotest AG	Note 3	—	(2,397)	356,386	8	7,599	361,596
		1,793,489	62,867	373,468	2	97,780	2,327,606

	Thousands of Euros
			Business
			combinations /
	Balance at		Perimeter		Translation	Balance at
	31/12/2020	Additions	additions	Dividends paid	differences	31/12/2021
Grifols (Thailand) Pte Ltd	4,338	218	—	—	(139)	4,417
Grifols Malaysia Sdn Bhd	2,923	810	(843)	—	169	3,059
Araclon Biotech, S.A.	(1,088)	(1,119)	2,447	—	—	240
VCN Bioscience, S.L	316	(219)	—	—	—	97
Kiro Grifols , S.L.	598	(314)	—	—	—	284
Haema AG	231,284	2,258	—	—	—	233,542
BPC Plasma, Inc (formerly Biotest US Corporation)	274,995	8,014	—	—	22,267	305,276
Grifols Diagnostic Solutions, Inc.	1,087,632	65,894	—	(6,503)	87,827	1,234,850
Plasmavita Healthcare	10,665	1,059	—	—	—	11,724
	1,611,663	76,601	1,604	(6,503)	110,124	1,793,489

Schedule of financial information on the non-controlling interests

	Thousands of Euros				Thousands of Euros
	31/12/2022				31/12/2021
							BPC Plasma,
	Biotest, AG	Grupo GDS	Haema AG	BPC Plasma, Inc	Grupo GDS	Haema AG	Inc
Non-current assets	585,282	4,175,839	126,051	345,906	3,796,855	121,309	263,921
Current assets	619,513	286,153	40,308	30,242	291,371	57,985	74,206
Total Assets	1,204,795	4,461,992	166,359	376,148	4,088,226	179,294	338,127

Non-current liabilities	701,613	292,416	19,673	54,131	278,620	27,137	53,715
Current liabilities	130,193	93,474	72,675	60,638	91,299	84,117	83,592
Total Liabilities	831,806	385,890	92,348	114,769	369,919	111,254	137,307

Total equity	372,989	4,076,102	74,011	261,379	3,718,307	68,040	200,820

Profit/(loss) for the year	(16,036)	140,678	5,972	48,132	198,416	8,100	34,333

Schedule of cash flows of the most significant non-controlling interests

	Thousands of Euros
	31/12/2022		31/12/2021
	Biotest, AG	GDS Group	GDS Group

Net cash flows from operating activities	(39,881)	220,566	274,202
Net cash flows from investing activities	(29,358)	(222,612)	(247,441)
Net cash flows from financing activities	91,219	1,914	(26,682)
	21,980	(132)	79